Product Warranties (Tables)	12 Months Ended
Sep. 27, 2013
Guarantees [Abstract]
Schedule of Product Warranty Liability Activity

Product warranty liability activity is as follows (in thousands):

	Fiscal Years
	2013	2012	2011
Balance — beginning of year	$910	$1,885	$2,140
Impact of acquisition (divestitures)	—	44	(17)
Provisions	1,083	399	474
Direct charges	(1,427)	(1,418)	(712)

Balance — end of year	$566	$910	$1,885